Earnings Per Share - Summary Of Weighted Average Number Of Diluted Common Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Outstanding shares	212,699,730	218,032,053	217,582,152	356,635,765
Effect of treasury shares	(767,438)	412,338	(360,999)
Effect of Spin-off			(23,513,174)
Adjusted weighted average number of common shares outstanding	217,452,721	218,108,742	332,917,848
Share Option [member]
Statement [Line Items]
Adjusted weighted average number of common shares outstanding	188,106	114,252	156,256